LEASES (Details Narrative)	Dec. 31, 2022	Mar. 31, 2022
Minimum [Member]
Remaining lease term	1 year	1 year
Discount rate	10.00%	10.00%
Maximum [Member]
Remaining lease term	10 years	10 years
Discount rate	12.00%	12.00%